Net Earnings(Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2021
Net (Loss)/Earnings per Share
Schedule of basic and diluted loss per ordinary share

	For the Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Numerator:
Net income/(loss)	176,724	4,877	(37,636)
Net loss attributable to non-controlling interests	—	930	29,265
Accretions of Preferred Shares to redemption value	(50,219)	—	—
Net earnings/(loss) attributable to ordinary shareholders	126,505	5,807	(8,371)

Denominator:
Weighted average number of ordinary shares outstanding, basic	59,357,935	81,534,991	81,680,504
Weighted average number of ordinary shares outstanding, diluted	63,309,091	83,781,406	81,680,504
Net earnings/(loss) per share, basic	2.13	0.07	(0.10)
Net earnings/(loss) per share, diluted	2.00	0.07	(0.10)
Net earnings/(loss) per ADS, basic	1.64	0.05	(0.08)
Net earnings/(loss) per ADS, diluted	1.54	0.05	(0.08)

Schedule of excluded ordinary share equivalents of dilutive net (loss)/earnings per share to eliminate any antidilutive effect

	For the Year ended December 31,
	2019	2020	2021
Share option	—	—	949,501
Preferred Shares	15,127,760	—	—
Total	15,127,760	—	949,501